Related Party Transactions - Schedule of Trade Transactions with Related Parties (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Related Party Transaction [Line Items]
Services fee income from related parties	$ 963,344	$ 260,046	$ 346,705
Freight charges and other handling charges charged by related parties	694,798	2,191,812	5,022,497
Other income – management fee income from related parties	14,272	17,103	25,961
IT maintenance fee charged by a related party		109,231	359,090
Profit Sail International Express (SZX) Company Limited [Member]
Related Party Transaction [Line Items]
Services fee income from related parties	963,344	260,046	346,705
Freight charges and other handling charges charged by related parties	694,798	1,699,760	706,432
Other income – management fee income from related parties	14,272	17,103	25,961
Top Star E-Commerce Logistics Limited [Member]
Related Party Transaction [Line Items]
Freight charges and other handling charges charged by related parties		492,052	4,316,065
Rich Fame International Limited [Member]
Related Party Transaction [Line Items]
IT maintenance fee charged by a related party		$ 109,231	$ 359,090